BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2017
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

8BUSINESS COMBINATIONS

The movement of goodwill is set out as below:

	As of December 31,
	2016	2017

Balance at the beginning of the year	1,294,664	1,341,087
Addition during the year	46,423	229,668

Balance at end of year	1,341,087	1,570,755

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. The goodwill is not deductible for tax purposes. Goodwill is assigned to the design, build-out and operation of data centers reporting unit.

Guangzhou 1 Acquisition

On May 19, 2016, the Company acquired all of the equity interests in Guangzhou Weiteng Construction Co., Ltd. (“Weiteng Construction”) from a third party for an aggregate purchase price of RMB129,500. In May 2016, the Company paid consideration of RMB103,600 and the remaining consideration of RMB25,900 were paid in 2017.

Weiteng Construction is a limited liability company organized and existing under the PRC law and owns a data center project (“Guangzhou 1”) in Guangzhou, China. At the date of acquisition, the data center has just commenced its operations.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration		129,500
Effective settlement of pre-existing relationships upon consolidation	(i)	43,161
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(1,237)
Property and equipment	(ii)	(281,437)
Identifiable intangible assets	(iii)	(59,500)
Other assets		(25,363)
Accounts payable		131,114
Capital lease and other financing obligations, current		12,097
Capital lease and other financing obligations, non-current		68,584
Deferred tax liabilities		21,143
Other liabilities		8,361

Total identifiable net assets		(126,238)

Goodwill	(iv)	46,423

Note (i):

Prior to the acquisition, in February and May 2016, the Company lent short-term loans of RMB40,000 and RMB2,000, respectively, to Weiteng Construction. The loans bear an interest rate of 10% per annum and mature in September 2016. No gain or loss was recognized from the effective settlement of such pre-existing relationship between the Company and Weiteng Construction. At the acquisition date, the amount due from Weiteng Construction of RMB43,161, including loan principal of RMB42,000 and interest receivable of RMB1,161, is eliminated upon consolidation.

Note (ii):

Property and equipment acquired included properties and equipment acquired under capital lease and other financing arrangement of RMB102,785, data center equipment of RMB19,895, leasehold improvement of RMB132,462 and construction in progress of RMB26,295.

Note (iii):	Identifiable intangible assets acquired consisted of customer relationships of RMB59,500 with an estimated useful life of 7 to 8 years.

Note (iv):

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of Weiteng Construction with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC350, goodwill is not amortized but is tested for impairment.

The amounts of net revenue and net loss of Weiteng Construction included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2016 amounted to RMB36,924 and RMB2,861, respectively.

Shenzhen 5 Acquisition

On June 29, 2017, the Company consummated an acquisition of all equity interests in a target group from a third party for an aggregate contingent purchase price of RMB312,000, of which RMB69,832 was paid up to December 31, 2017. The Company estimated that, pursuant to the share purchase agreement, all specified conditions would be met and the Company would be obligated to settle full amount of the purchase price of RMB312,000.

The target group owns a data center project (“Shenzhen 5”) in Shenzhen, China. At the date of acquisition, the data center had just commenced its operations.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration	(i)	294,491
Effective settlement of pre-existing relationships upon consolidation	(ii)	6,025
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(11,153)
Property and equipment	(iii)	(821,405)
Identifiable intangible assets	(iv)	(176,500)
Other assets		(59,520)
Accounts payable		219,207
Capital lease and other financing obligations, current		23,156
Capital lease and other financing obligations, non-current		363,380
Long-term borrowings		217,790
Deferred tax liabilities		45,931
Other liabilities		55,299

Total identifiable net assets		(143,815)

Goodwill	(v)	156,701

Note (i):

The fair value of consideration represents the present value of the purchase price of RMB312,000, of which RMB69,832 was paid up to December 31, 2017. As of December 31, 2017, total consideration payable for the acquisition was RMB230,539. The payment schedule of remaining consideration is based on the milestone related to the achievement of all specified conditions. RMB109,658 and RMB120,881 were recorded in other payables and other long-term liabilities, respectively as of December 31, 2017.

Note (ii):	Prior to the acquisition, the Company had other receivables from the target group of RMB6,025, which was effectively settled with the seller upon completion of the acquisition.

Note (iii):

Property and equipment acquired included properties and equipment acquired under capital lease and other financing arrangement of RMB416,000, data center equipment of RMB174,292, leasehold improvements of RMB118,368 and construction in progress of RMB112,745.

Note (iv):	Identifiable intangible assets acquired consisted of customer relationships of RMB176,500 with an estimated useful life of 14.4 years.

Note (v):

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC 350, goodwill is not amortized but is tested for impairment.

The amounts of net revenue and net loss of the target group included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2017 amounted to RMB42,072 and RMB23,859, respectively.

Supplemental pro forma financial information as if the acquisition had occurred as of the earliest date presented has not been provided as the acquisition is not material to the Company’s results of operations.

Guangzhou 2 Acquisition

On October 9, 2017, the Company consummated an acquisition of all equity interests in a target group from a third party for a cash consideration of RMB233,984, of which RMB184,153 was paid up to December 31, 2017 and the remaining consideration payable was recorded in accrued expenses and other payables.

The target group owns a data center project (“Guangzhou 2”) in Guangzhou, China.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration		233,984
Effective settlement of pre-existing relationships upon consolidation	(i)	(1,807)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(10,144)
Accounts receivable		(25,177)
Property and equipment	(ii)	(319,943)
Identifiable intangible assets	(iii)	(98,500)
Other assets		(14,135)
Accounts payable		56,431
Capital lease and other financing obligations, current		5,958
Capital lease and other financing obligations, non-current		101,875
Short-term borrowings		50,750
Long-term borrowings		52,999
Deferred tax liabilities		35,097
Other liabilities		5,579

Total identifiable net assets		(159,210)

Goodwill	(iv)	72,967

Note (i):	Prior to the acquisition, the Company had payables to the target group of RMB1,807, which was effectively settled with the seller upon completion of the acquisition.

Note (ii):

Property and equipment acquired included properties and equipment acquired under capital lease and other financing arrangement of RMB106,000, data center equipment of RMB57,932, leasehold improvement of RMB155,149 and furniture and office equipment of RMB862.

Note (iii):	Identifiable intangible assets acquired consisted of customer relationships of RMB98,500 with an estimated useful life of 11.8 years.

Note (iv):

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC 350, goodwill is not amortized but is tested for impairment.

The amounts of net revenue and net income of the target group included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2017 amounted to RMB26,573 and RMB2,734, respectively.

Supplemental pro forma financial information as if the acquisition had occurred as of the earliest date presented has not been provided as the acquisition is not material to the Company’s results of operations.